INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
INTANGIBLE ASSETS, NET [Abstract]
2016	$ 4,586
2017	4,320
2018	4,047
2019	3,077
2020	1,404
Thereafter	1,124
Intangible assets, net	$ 18,558